SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Operating lease rental expense	4.3	3.8	2.9
Research and development costs	58.8	68.6	51.4
Advertising costs	0.6	1.3	0.6
Shipping and handling costs	28.1	32.6	24.7
Product warranty expense	3.3	4.0	2.6